UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® International High Dividend ETF

January 31, 2019

IHD-QTLY-0319

1.9885308.101

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.6%

	Shares	Value
AUSTRALIA – 11.3%
AGL Energy Ltd.	39,964	$622,247
BHP Group PLC	1,926	42,697
Coles Group Ltd. (a)	2,486	22,606
Fortescue Metals Group Ltd.	13,820	56,759
National Australia Bank Ltd.	18,622	322,977
Sonic Healthcare Ltd.	2,280	38,152
Telstra Corp. Ltd.	395,907	895,011
Wesfarmers Ltd.	2,475	57,948
Westpac Banking Corp.	18,846	336,314
Woodside Petroleum Ltd.	17,902	446,605

TOTAL AUSTRALIA		2,841,316

BELGIUM – 0.3%
Anheuser-Busch InBev S.A.	939	71,591

TOTAL BELGIUM		71,591

CANADA – 11.4%
Canadian National Railway Co.	1,724	143,869
Enbridge, Inc.	16,807	614,106
Hydro One Ltd. (b)	33,422	523,733
Inter Pipeline Ltd.	26,441	425,004
Methanex Corp.	511	27,845
Power Financial Corp.	11,928	244,742
Royal Bank of Canada	6,208	472,563
The Bank of Nova Scotia	6,882	391,776

TOTAL CANADA		2,843,638

DENMARK – 0.6%
ISS A/S	5,071	143,250

TOTAL DENMARK		143,250

FINLAND – 1.2%
Nordea Bank Abp	30,919	280,782
Orion Oyj Class B	773	27,278

TOTAL FINLAND		308,060

FRANCE – 9.8%
BNP Paribas S.A.	4,305	201,855
Bouygues S.A.	2,787	98,635
Engie S.A.	48,684	779,296
Eutelsat Communications S.A.	18,910	400,421
Sanofi	884	76,716
Societe Generale S.A.	4,659	144,729
TOTAL S.A.	10,716	588,500
Vinci S.A.	1,843	162,178

TOTAL FRANCE		2,452,330

GERMANY – 3.1%
BASF SE	538	39,300
Bayer AG	630	47,737

	Shares	Value
Daimler AG	5,772	$341,298
ProSiebenSat.1 Media SE	9,954	178,078
Siemens AG	1,543	169,159

TOTAL GERMANY		775,572

HONG KONG – 1.8%
Hang Seng Bank Ltd.	13,700	313,556
Jardine Matheson Holdings Ltd.	1,903	127,158

TOTAL HONG KONG		440,714

ITALY – 1.0%
Intesa Sanpaolo SpA	107,068	244,463

TOTAL ITALY		244,463

JAPAN – 15.9%
Astellas Pharma, Inc.	4,978	73,556
Honda Motor Co. Ltd.	12,700	378,814
ITOCHU Corp.	9,281	169,687
Japan Tobacco, Inc.	3,300	83,314
Lawson, Inc.	1,300	80,083
Marubeni Corp.	22,100	171,768
Mitsubishi Chemical Holdings Corp.	3,600	30,839
Mitsubishi Corp.	7,000	204,425
Mitsubishi Heavy Industries Ltd.	4,400	169,779
Mitsui & Co. Ltd.	10,400	169,236
Mizuho Financial Group, Inc.	194,648	320,586
MS&AD Insurance Group Holdings, Inc.	9,300	276,119
Nissan Motor Co. Ltd.	35,700	303,757
Sekisui House Ltd.	19,500	291,090
Subaru Corp.	11,200	262,404
Sumitomo Mitsui Financial Group, Inc.	8,604	319,515
Takeda Pharmaceutical Co. Ltd.	1,230	49,561
Teijin Ltd.	1,600	27,586
Toyota Motor Corp.	9,567	586,273

TOTAL JAPAN		3,968,392

LUXEMBOURG – 2.2%
SES S.A.	26,701	544,614

TOTAL LUXEMBOURG		544,614

MACAU – 1.4%
Sands China Ltd.	75,600	359,351

TOTAL MACAU		359,351

MEXICO – 0.1%
Fresnillo PLC	1,622	21,380

TOTAL MEXICO		21,380

NETHERLANDS – 3.1%
Royal Dutch Shell PLC Class B	24,901	773,555

TOTAL NETHERLANDS		773,555

Quarterly Report	2

Common Stocks – continued

	Shares	Value
NORWAY – 1.4%
Gjensidige Forsikring ASA	17,156	$295,563
Mowi ASA	2,461	54,158

TOTAL NORWAY		349,721

SINGAPORE – 1.2%
Oversea-Chinese Banking Corp. Ltd.	36,680	313,614

TOTAL SINGAPORE		313,614

SPAIN – 3.4%
Banco Bilbao Vizcaya Argentaria S.A.	45,675	270,286
Enagas S.A.	14,007	407,704
Siemens Gamesa Renewable Energy S.A. (a)	12,603	178,586

TOTAL SPAIN		856,576

SWEDEN – 4.7%
Hennes & Mauritz AB Class B	22,258	345,862
Skandinaviska Enskilda Banken AB Class A	27,596	289,125
Skanska AB Class B	7,993	139,704
Svenska Cellulosa AB SCA Class B	3,627	31,851
Swedbank AB	14,064	318,790
Swedish Match AB	1,075	48,081

TOTAL SWEDEN		1,173,413

SWITZERLAND – 4.9%
LafargeHolcim Ltd. (a)	682	31,979
Nestle S.A.	2,306	200,443
Novartis AG	1,582	137,607
Roche Holding AG	471	125,014
Swiss Re AG	3,789	362,650
Zurich Insurance Group AG	1,214	380,515

TOTAL SWITZERLAND		1,238,208

UNITED KINGDOM – 20.8%
Admiral Group PLC	10,510	285,486
AstraZeneca PLC	1,029	74,662
BAE Systems PLC	29,749	199,698
BP PLC	86,326	588,884

	Shares	Value
British American Tobacco PLC	2,202	$77,604
BT Group PLC	271,973	829,016
GlaxoSmithKline PLC	3,951	76,550
HSBC Holdings PLC	59,479	498,423
Imperial Brands PLC	1,985	65,739
ITV PLC	157,901	267,784
Legal & General Group PLC	78,074	265,630
Phoenix Group Holdings PLC	27,681	230,473
SSE PLC	45,360	696,082
Tate & Lyle PLC	6,522	58,836
Unilever N.V.	1,712	91,403
Vodafone Group PLC	353,066	641,738
WPP PLC	22,386	255,386

TOTAL UNITED KINGDOM		5,203,394

TOTAL COMMON STOCKS (Cost $27,198,875)		24,923,152

Money Market Funds – 0.0%

Fidelity Cash Central Fund, 2.43% (c) (Cost $4,924)	4,923	4,924

TOTAL INVESTMENT PORTFOLIO – 99.6% (Cost $27,203,799)		24,928,076

NET OTHER ASSETS (LIABILITIES) – 0.4%		104,113

NET ASSETS – 100.0%		$25,032,189

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $523,733 or of net assets.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$95

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Value Factor ETF

January 31, 2019

IVE-QTLY-0319

1.9885310.101

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
AUSTRALIA – 4.7%
CSL Ltd.	630	$89,172
Fortescue Metals Group Ltd.	53,016	217,736
Macquarie Group Ltd.	1,684	142,583
National Australia Bank Ltd.	8,502	147,457

TOTAL AUSTRALIA		596,948

AUSTRIA – 0.3%
OMV AG	896	44,509

TOTAL AUSTRIA		44,509

CANADA – 9.8%
Air Canada (a)	7,477	168,836
Canadian Natural Resources Ltd.	3,437	92,259
CGI Group, Inc. (a)	746	49,321
Empire Co. Ltd.	6,525	146,694
Magna International, Inc.	2,311	122,308
Manulife Financial Corp.	6,964	111,884
Power Corp. of Canada	4,577	90,986
Power Financial Corp.	4,296	88,147
Suncor Energy, Inc.	3,563	114,921
Teck Resources Ltd. Class B	4,926	119,968
The Bank of Nova Scotia	2,660	151,427

TOTAL CANADA		1,256,751

DENMARK – 2.4%
Novo Nordisk A/S Class B	2,381	111,048
Vestas Wind Systems A/S	2,325	191,778

TOTAL DENMARK		302,826

FRANCE – 9.0%
Atos SE	947	86,411
Cie de Saint-Gobain	3,271	112,769
Engie S.A.	8,766	140,319
Peugeot S.A.	4,495	113,138
Publicis Groupe S.A.	1,987	121,221
Safran S.A.	1,263	165,525
Sanofi	1,481	128,527
Societe Generale S.A.	3,975	123,481
TOTAL S.A.	2,934	161,129

TOTAL FRANCE		1,152,520

GERMANY – 9.4%
Allianz SE	863	182,662
BASF SE	1,863	136,089
Bayer AG	1,165	88,275
Covestro AG	1,158	63,860
Deutsche Bank AG	10,204	90,469
Deutsche Lufthansa AG	6,343	160,160
Merck KGaA	528	55,346
ProSiebenSat.1 Media SE	6,302	112,744

	Shares	Value
SAP SE	1,833	$189,349
Vonovia SE	2,600	130,377

TOTAL GERMANY		1,209,331

HONG KONG – 3.6%
CK Asset Holdings Ltd.	13,500	113,114
CLP Holdings Ltd.	8,500	98,408
Hong Kong Exchanges & Clearing Ltd.	4,100	127,486
Hongkong Land Holdings Ltd.	3,700	26,529
Jardine Matheson Holdings Ltd.	1,500	100,230

TOTAL HONG KONG		465,767

ITALY – 3.9%
Banco BPM SpA (a)	37,144	71,919
Enel SpA	28,667	172,789
Eni SpA	4,425	74,990
Telecom Italia SpA/Milano (a)	153,217	85,231
UniCredit SpA	8,171	94,348

TOTAL ITALY		499,277

JAPAN – 25.0%
Astellas Pharma, Inc.	9,100	134,464
Daiwa House Industry Co. Ltd.	4,000	129,520
FUJIFILM Holdings Corp.	3,000	128,483
Fujitsu Ltd.	1,800	120,369
Haseko Corp.	6,100	67,482
Hitachi Ltd.	4,100	128,467
Honda Motor Co. Ltd.	4,100	122,294
ITOCHU Corp.	8,100	148,094
Japan Tobacco, Inc.	5,300	133,808
JXTG Holdings, Inc.	12,400	67,553
Kajima Corp.	8,500	120,643
KDDI Corp.	4,200	104,995
Mazda Motor Corp.	6,800	74,851
Medipal Holdings Corp.	6,500	149,782
Mitsubishi Corp.	5,600	163,540
Mitsubishi UFJ Financial Group, Inc.	23,500	125,909
Mitsui & Co. Ltd.	8,700	141,572
NH Foods Ltd.	3,400	134,221
Nippon Steel & Sumitomo Metal Corp.	9,900	182,685
Nippon Telegraph & Telephone Corp.	2,200	94,342
ORIX Corp.	5,800	87,326
Sony Corp.	2,500	125,476
Sumitomo Corp.	8,300	128,129
Sumitomo Mitsui Financial Group, Inc.	3,000	111,407
Takeda Pharmaceutical Co. Ltd.	81	3,264
The Kansai Electric Power Co., Inc.	4,100	62,258
Toyota Motor Corp.	3,500	214,482

TOTAL JAPAN		3,205,416

Quarterly Report	2

Common Stocks – continued

	Shares	Value
LUXEMBOURG – 0.7%
ArcelorMittal	3,712	$85,804

TOTAL LUXEMBOURG		85,804

NETHERLANDS – 4.0%
Aegon N.V.	17,739	91,003
Heineken Holding N.V.	784	68,020
Koninklijke Ahold Delhaize N.V.	3,668	96,647
Royal Dutch Shell PLC Class B	8,298	257,779

TOTAL NETHERLANDS		513,449

NEW ZEALAND – 0.0%
Fletcher Building Ltd. (a)	729	2,519

TOTAL NEW ZEALAND		2,519

SINGAPORE – 0.9%
Oversea-Chinese Banking Corp. Ltd.	14,156	121,034

TOTAL SINGAPORE		121,034

SPAIN – 1.4%
Banco Bilbao Vizcaya Argentaria S.A.	20,654	122,222
Repsol S.A.	3,342	58,641

TOTAL SPAIN		180,863

SWEDEN – 1.4%
Essity AB Class B	3,093	85,526
Volvo AB Class B	6,939	99,733

TOTAL SWEDEN		185,259

SWITZERLAND – 7.6%
Adecco Group AG	2,408	120,418
Credit Suisse Group AG (a)	8,689	104,981
Nestle S.A.	3,471	301,708
Novartis AG	2,694	234,331
Roche Holding AG	799	212,073

TOTAL SWITZERLAND		973,511

	Shares	Value
UNITED KINGDOM – 14.9%
Anglo American PLC	9,510	$242,331
Aviva PLC	24,279	131,867
Babcock International Group PLC	12,357	86,029
Barclays PLC	68,099	141,284
British American Tobacco PLC	3,262	114,962
Fiat Chrysler Automobiles N.V. (a)	10,492	179,152
GlaxoSmithKline PLC	6,341	122,857
International Consolidated Airlines Group S.A.	12,875	108,751
J Sainsbury PLC	18,052	67,527
Micro Focus International PLC	7,604	144,714
Standard Life Aberdeen PLC	31,244	103,125
Unilever N.V.	2,623	140,042
Unilever PLC	2,371	123,910
Vodafone Group PLC	66,189	120,306
WPP PLC	7,436	84,832

TOTAL UNITED KINGDOM		1,911,689

UNITED STATES – 0.8%
Carnival PLC	1,861	105,153

TOTAL UNITED STATES		105,153

TOTAL COMMON STOCKS (Cost $14,349,531)		12,812,626

TOTAL INVESTMENT PORTFOLIO – 99.8% (Cost $14,349,531)		12,812,626

NET OTHER ASSETS (LIABILITIES) – 0.2%		21,319

NET ASSETS – 100.0%		$12,833,945

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$5

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

5	Quarterly Report

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2019

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 29, 2019